9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of Basic and diluted loss per share
	2019	2018	2017

Basic and diluted loss per common share	$ (0.02)	$ (0.03)	$ (0.19)

Weighted average number of common shares outstanding (basic and diluted)	14,824,483	13,706,255	12,952,011